UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07344
Morgan Stanley California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley California Insured Municipal Income Trust
Portfolio of Investments • July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (143.8%)
	California (138.9%)
$750	Alameda County Joint Powers Authority, Ser 2008 A (FSA Insd)	5.00%	12/01/25		$759,128
840	Alhambra Unified School District, California, Ser 2007 A (FSA Insd)	0.00	08/01/35		151,024
1,355	Alhambra Unified School District, California, Ser 2007 A (FSA Insd)	0.00	08/01/36		229,252
585	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00	08/01/28		573,750
4,970	Anaheim City School District, Ser 2007 (NATL-RE Insd) (a)	0.00	08/01/24		1,927,068
4,000	Anaheim Public Financing Authority, Electric System Ser 2007-A (NATL-RE Insd)	4.50	10/01/37		3,366,920
1,000	Arcadia Unified School District, Election of 2006 Ser 2007 A (FSA Insd)	5.00	08/01/37		959,290
600	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26		252,360
1,145	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31		345,572
5,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35	12/01/27		5,058,250
1,000	California Department of Water Resources, Central Valley Ser AE	5.00	12/01/29		1,040,490
1,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Ser 2006 B (FGIC Insd)	5.00	05/01/31		883,740
2,000	California State University, Ser 2003 A (FGIC Insd)	5.25	11/01/21		2,054,700
2,000	California State University, Ser 2005 A (AMBAC Insd)	5.00	11/01/35		1,843,540
1,000	California State University, Ser 2009 A	5.25	11/01/38		973,680
1,000	Camarillo Public Finance Authority, California, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36		919,720
500	Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd)	5.00	08/01/35		481,695
1,620	Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd)	5.00	08/01/38		1,550,729
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Special Tax Ser 2005 (FGIC Insd)	5.00	09/01/29		849,940
2,000	Chula Vista Public Financing Authority, Ser A 2005 (NATL-RE Insd)	5.00	09/01/29		1,699,880
300	Clovis Unified School District, Election of 2004 Ser 2004 A (NATL-RE FGIC Insd) (a)	0.00	08/01/29		82,377
5,060	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/20		5,394,415
2,135	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/21		2,256,567
2,240	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/22		2,307,290
2,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00	11/01/25		1,788,300
1,000	Desert Community College District, Election of 2004 Ser 2007 C (FSA Insd)	5.00	08/01/37		959,290
4,420	Dry Creek California Joint Elementary School Capital Appreciation Election 2008 E	0.00	08/01/39		574,556
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A (COPs) (NATL-RE Insd) (b)	5.00	07/01/32		970,750
1,570	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31		373,063
2,560	Fontana Unified School District, Ser B (FSA Insd) (a)	0.00	08/01/29		705,382
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd) (b)	5.00	06/01/38		3,303,120
1,000	Grant Joint Unified School District, Election of 2006 Ser 2008 (FSA Insd)	5.00	08/01/23		1,043,670
2,475	Grossmont Union High School District, Ser 2006 (NATL-RE Insd) (a)	0.00	08/01/24		978,665
1,250	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00	08/01/27		1,258,788
2,000	Kern County Board of Education, Refg 2006 Ser A (COPs) (NATL-RE Insd)	5.00	06/01/31		1,868,820
770	Kern County Water Agency, Ser 2008 A (COPs) (AGC Insd)	5.00	05/01/28		762,546
3,000	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25	09/01/24		2,858,640
2,000	La Quinta Redevelopment Agency, Area #1 Ser 2002 (AMBAC Insd)	5.00	09/01/22		1,841,320
2,750	Long Beach Harbor, Ser 1995 (AMT) (NATL-RE Insd)	5.00	05/15/24		2,653,365
4,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA Insd)	5.25	07/01/21		4,154,960
5,000	Los Angeles Department of Water & Power, 2003 Ser A Subser A-2 (NATL-RE Insd)	5.00	07/01/27		5,044,000
3,000	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 A (FGIC Insd)	4.75	01/01/31		2,804,670
2,000	Los Angeles Unified School District, Ser 2006 F (NATL-RE Insd)	5.00	07/01/30		1,969,320
7,000	Los Angeles Wastewater, Refg Ser 2003 B (FSA Insd)	5.00	06/01/22		7,185,780
850	Menifee Union School District, Election of 2008 Ser 2008 C (AGC Insd) (a)	0.00	08/01/34		161,985
3,755	Metropolitan Water District Southern California Ser 2009 B	5.00	07/01/17		3,974,325
4,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00	10/01/33		4,025,120
2,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00	10/01/36		2,005,820
3,000	Milpitas Redevelopment Agency, Area #1 Ser 2003 (NATL-RE Insd)	5.00	09/01/22		2,761,980
5,000	Modesto, Community Center Refg 1993 Ser A (COPs) (AMBAC Insd)	5.00	11/01/23		4,451,100
4,000	Modesto Irrigation District, Ser 2001 A (COPs) (FSA Insd)	5.00	07/01/26		4,014,280
935	Moreland California School District 2014 Ser C	0.00	08/01/29		245,185
3,150	Murrieta Valley Unified School District, Election of 2006, Ser 2008 (FSA Insd) (a)	0.00	09/01/31		756,315
6,000	Norwalk-La Mirada Unified School District, Election of 2002 Ser 2005 B (FGIC Insd) (a)	0.00	08/01/29		1,581,900
670	Oak Grove California School District Capital Appreciation Election 2008 Ser A	5.00	08/01/28		198,722
3,000	Oakland, Ser 2003 A (NATL-RE Insd)	5.00	01/15/33		2,833,770
750	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/25		752,700
2,355	Oakland Sewer, Ser 2004 A (FSA Insd)	5.00	06/15/25		2,380,198
790	Placer County Water Agency, Ser 2008 (FSA Insd)	4.75	07/01/29		766,205
6,345	Planada California Elementary School District 2008 Ser B	0.00	07/01/49		334,889
2,975	Port of Oakland, 2000 Ser K (AMT) (NATL-RE FGIC Insd)	5.875	11/01/17		2,992,910
25	Port of Oakland, 2000 Ser K (AMT) (NATL-RE FGIC Insd)	5.875	05/01/10	(c)	25,885
750	Port of Oakland, 2002 Ser L (NATL-RE FGIC Insd)	5.00	11/01/21		687,472

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

3,960	Poway Redevelopment Agency, Paguay Redev 2003 Ser (NATL-RE Insd)	5.25		06/15/23	3,691,513
4,000	Poway Uniform School District Public Financiing Authority, Ser 2007 (AMBAC Insd)	4.625		09/15/42	3,155,760
770	Redding, Electric System Ser 2008 A (FSA Insd)	5.00		06/01/26	758,750
365	Redding, Electric System Ser 2008 A (FSA Insd)	5.00		06/01/27	355,313
1,585	Riverside Electric Issue of 2008 D (FSA Insd)	5.00		10/01/28	1,597,648
1,000	Riverside Water Issue of 2008 B (FSA Insd)	5.00		10/01/33	983,400
2,495	Sacramento Municipal Utility District, Electric Refg Ser 2002 Q (FSA Insd)	5.00		08/15/28	2,470,774
11,850	San Bernadino Community College District Election 2008 Ser B	0.00		08/01/44	1,114,256
4,000	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd) (d)	5.00		05/01/29	4,007,620
1,250	San Diego County Water Authority, California, Ser 2008 A (COPs) (FSA Insd)	5.00		05/01/28	1,259,600
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Refg Issue 27A (AMT) (NATL-RE Insd)	5.25		05/01/26	4,722,700
1,125	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	5.00		07/01/28	1,128,049
4,000	San Francisco City & County, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50		09/01/37	3,431,040
4,000	San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA Insd)	5.00		06/15/30	4,018,640
355	San Francisco City & County, Refg Laguna Honda Hospital Ser R-3 (AGC Insd)	5.00		06/15/28	357,673
5,500	San Francisco City & County, Laguana Honda Hospital (FSA Insd) (a)	5.00		06/15/28	5,534,183
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31	4,966,450
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (NATL-RE Insd)	5.25		01/15/30	1,352,140
8,000	San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37	7,674,640
4,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00		03/01/25	3,881,880
385	San Rafael City High School District , Election Ser 2002 B	0.00		08/01/25	153,272
1,500	San Ysidro School District, 1997 Election Ser 2007 E (FSA Insd) (a)	0.00		08/01/27	495,180
2,265	San Ysidro School District, 1997 Election Ser 2007 E (FSA Insd) (a)	0.00		08/01/29	627,496
4,690	Santa Maria, Local Water & Refg Ser 1993 (COPs) (FGIC Insd)	5.50		08/01/21	4,677,384
1,700	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd) (a)	0.00		08/01/26	581,791
2,345	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd) (a)	0.00		08/01/29	653,716
300	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd) (a)	0.00		08/01/30	77,253
1,000	Simi Valley Public Financing Authority, Ser 2004 (COPs) (AMBAC Insd)	5.00		09/01/30	948,760
5,000	Simi Valley Unified School District, Election of 2004 Ser 2007 C (FSA Insd) (a)	0.00		08/01/29	1,304,050
2,150	Turlock Irrigation District, Refg 1998 Ser A (NATL-RE Insd)	5.00		01/01/26	2,149,914
770	Tustin Unified School District, Ser 2008 C (FSA Insd)	5.00		06/01/25	790,413
700	Twin Rivers Unified School District, Ser 2009 (BANs) (a)	0.00		04/01/14	555,408
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00		05/15/22	2,049,180
5,000	University of California, Multi Purpose Ser 2003 Q (FSA Insd)	5.00		09/01/23	5,105,600
1,225	University of California, USLA Medical Center Ser 2004A (AMBAC Insd)	5.25		05/15/30	1,130,222
1,000	University of California, Limited Projects Ser 2005 B (FSA Insd)	5.00		05/15/30	999,920
4,000	University of California, Ser 2007 A (NATL-RE Insd)	4.50		05/15/37	3,479,520
1,330	Val Verde Unified School District, Ser 2005 B (COPs) (FGIC Insd)	5.00		01/01/35	1,019,897
770	West Basin Municipal Water District, Refg Ser 2008 B (COPs) (AGC Insd)	5.00		08/01/27	749,510
5,335	Wm S Hart California Union High School Capital Appreciation 2008 Ser A	0.00		08/01/32	1,177,008
1,465	Yosemite Community College District, Ser 2008 C (FSA Insd) (a)	0.00		08/01/22	742,931

					199,941,594

	Guam (0.2%)
285	Guam Government Ltd Obligation Ser A	5.625		12/01/29	279,063

	Puerto Rico (4.2%)
5,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) (c)	5.50		10/01/32	5,336,750
720	Puerto Rico Sales Tax Financing Corporation Ser 2009 A	5.00		08/01/39	732,319

					6,069,069

	Virgin Islands (0.5%)
725	Virgin Islands Public Finance Authority Matching Fund Loan Diago-a	6.625		10/01/29	731,097

	Total Tax-Exempt Municipal Obligations (Cost $214,037,905)				207,020,824

	Tax-Exempt Short-Term Municipal Bonds (2.1%)
400	California Department of Water Resources, Power Supply Ser 2008 J (Demand 08/03/09)	0.22	(e)	05/01/18	400,000
1,300	Sacramento County Sanitation Districts Financing Authority Ser 2008 D (Demand 08/03/09)	0.32	(e)	12/01/38	1,300,000
1,300	Tustin Improvement Bond Act 1915, Reassessment District No 95-2 Ser 2006 A (Demand 08/03/09)	0.32	(e)	09/02/13	1,300,000

	Total Tax-Exempt Short-Term Municipal Bonds (Cost $3,000,000)				3,000,000

	Total Investments (Cost $217,037,905)				210,020,824

	Floating Rate Note and Dealer Trust Obligations Related to Securities Held (-5.7%)
	Notes with an interest rate of 0.23% - 0.71% at July 31, 2009 and contractual maturities of collateral ranging from 07/01/27 to 05/01/29 (f) (Cost $(8,255,000))				(8,255,000)

	Total Net Investments (Cost $208,782,905)(g)(h)	140.2%			201,765,824

	Other Assets in Excess of Liabilities	0.4			597,358

	Preferred Shares of Beneficial Interest	(40.6)			(58,400,000)

	Net Assets Applicable to Common Shareholders	100.0%			$143,963,182

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond anticipation notes.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

(a)	Capital appreciation bond.

(b)	A portion of this security has been physically segregated in connection with open futures contracts.

(c)	Prerefunded to call date shown.

(d)	Underlying securities related to inverse floaters entered into by the Trust.

(e)	Current coupon of variable rate demand obligation.

(f)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $13,516,128 are held by the Dealer Trusts and serve as collateral for the $8,255,000 in floating rate note obligations outstanding at that date.

(g)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley California Insured Municipal Income Trust
Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

220	Long	U.S. Treasury Notes 20 year September 2009	$25,801,875	$563,490

3	Long	U.S. Treasury Notes 10 year September 2009	346,148	(1,038)

17	Short	U.S. Treasury Notes 2 year September 2009	(3,681,828)	5,071

265	Short	U.S. Treasury Bonds 30 year September 2009	(31,535,000)	(854,105)

		Net Unrealized Depreciation		($286,582)

Morgan Stanley California Insured Municipal Income Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In
		Active Market for	Significant	Significant
		Identical	Other Observable	Unobservable
		Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$207,020,824	—	$207,020,824	—
Short-Term Tax-Exempt Municipal Obligations	3,000,000	—	3,000,000	—
Futures	568,561	$568,561	—	—

Total Assets	$210,589,385	$568,561	$210,020,824	—

Liabilities
Futures	($855,143)	($855,143)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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